Offerings - Offering: 1	May 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.00% Notes due 2032
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.99279
Maximum Aggregate Offering Price	$ 397,116,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 60,798.46
Offering Note
(1)
The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrants’ Registration Statements on Form
S-3
(Nos.
333-270763
and
333-270763-01),
in accordance with Rules 456(b) and 457(r) under the Securities Act.